Share-based Compensation (Details) - USD ($) $ in Thousands		6 Months Ended
	Apr. 10, 2024	Jun. 30, 2024	Jun. 30, 2023	Jan. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation		$ 1,131	$ 0
Share-based payment arrangement, nonvested award, cost not yet recognized, amount		$ 12,437
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition		2 years 8 months 1 day
American Depositary Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized (in shares)				54,777,338
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period (in shares)	3,501,350
Share-based compensation arrangement by share-based payment award, non-option equity instruments, outstanding, number (in shares)		3,461,171